SUP-0101-0715

AB GROWTH FUNDS

-AB Large Cap Growth Fund

-AB Small Cap Growth Portfolio

(each a “Fund” or collectively, the “Funds”)

Supplement dated July 1, 2015 to the Prospectus and to the Summary Prospectuses dated October 31, 2014 of the AB Growth Funds offering Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of the Funds (the “Prospectuses”).

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AB Large Cap Growth Fund

The following supplements certain information in the Summary section of the Fund’s Prospectus to reflect the addition of Class Z shares to the Fund’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Transfer Agent	.02%
Other Expenses	.04%

Total Other Expenses*	.06%

Total Annual Fund Operating Expenses*	.81%

*	Total Other Expenses are based on estimated amounts for the current fiscal year.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z Shares
After 1 Year	$83
After 3 Years	$259
After 5 Years	$450
After 10 Years	$1,002

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The following supplements certain information in the Bar Chart and Performance section of the Fund’s Prospectus to reflect the addition of Class Z shares to the Fund’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund’s website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — United States (US Citizens)”, then “Investments — Fund Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Fund’s Class Z shares are not presented in the bar chart and would differ from the annual returns of the Fund’s Class A shares only to the extent that the Class Z shares have lower expenses because the shares are invested in the same portfolio of securities. Through May 31, 2015, the year-to-date unannualized return for Class A shares was 7.12%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 16.94%, 1st quarter, 2012; and Worst Quarter was down -15.76%, 3rd quarter, 2011.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2014)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	8.73%	13.78%	8.99%
	Return After Taxes on Distributions	5.23%	12.81%	8.53%
	Return After Taxes on Distributions and Sale of Fund Shares	7.73%	11.03%	7.37%
Class Z**	Return Before Taxes	13.83%	15.05%	9.74%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		13.05%	15.81%	8.49%
*	After-tax Returns:
-	Are shown for Class A shares only and will vary for Class Z shares because Class Z shares have a different expense ratio;
-	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and
-	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
**	Inception date for Class Z shares June 30, 2015. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the lower expense ratio of Class Z shares.

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AB Small Cap Growth Portfolio

The following supplements certain information in the Summary section of the Fund’s Prospectus to reflect the addition of Class Z shares to the Fund’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Transfer Agent	.02%
Other Expenses	.05%

Total Other Expenses*	.07%

Total Annual Fund Operating Expenses*	.82%

*	Total Other Expenses are based on estimated amounts for the current fiscal year.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z Shares
After 1 Year	$84
After 3 Years	$262
After 5 Years	$455
After 10 Years	$1,014

*        *        *

The following supplements certain information in the Bar Chart and Performance section of the Fund’s Prospectus to reflect the addition of Class Z shares to the Fund’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund’s website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — United States (US Citizens)”, then “Investments — Fund Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Fund’s Class Z shares are not presented in the bar chart and would differ from the annual returns of the Fund’s Class A shares only to the extent that the Class Z shares have lower expenses because the shares are invested in the same portfolio of securities. Through May 31, 2015, the year-to-date unannualized return for Class A shares was 8.11%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 21.22%, 2nd quarter, 2009; and Worst Quarter was down -28.82%, 4th quarter, 2008.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2014)

		1 Year	5 Years	10 Years
Class A*	Return Before Taxes	-5.93%	17.50%	8.70%
	Return After Taxes on Distributions	-8.47%	16.31%	8.15%
	Return After Taxes on Distributions and Sale of Fund Shares	-1.36%	14.19%	7.12%
Class Z**	Return Before Taxes	-1.51%	18.82%	9.45%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		5.60%	16.80%	8.54%
*	After-tax Returns:
-	Are shown for Class A shares only and will vary for Class Z shares because Class Z shares have a different expense ratio;
-	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and
-	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
**	Inception date for Class Z shares June 30, 2015. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the lower expense ratio of Class Z shares.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0101-0715